Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	ALGER PORTFOLIOS
Central Index Key	0000832566
Amendment Flag	false
Document Creation Date	Apr. 10, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	May 01, 2014
Class I-2 Prospectus | Alger Capital Appreciation Portfolio | Alger Capital Appreciation Portfolio Class I-2
Risk/Return:
Trading Symbol	ALVOX
Class I-2 Prospectus | Alger Large Cap Growth Portfolio | Alger Large Cap Growth Portfolio Class I-2
Risk/Return:
Trading Symbol	AAGOX
Class I-2 Prospectus | Alger Mid Cap Growth Portfolio | Alger Mid Cap Growth Portfolio Class I-2
Risk/Return:
Trading Symbol	AMGOX
Class I-2 Prospectus | Alger SMid Cap Growth Portfolio | Alger SMid Cap Growth Portfolio Class I-2
Risk/Return:
Trading Symbol	AAMOX
Class I-2 Prospectus | Alger Small Cap Growth Portfolio | Alger Small Cap Growth Portfolio Class I-2
Risk/Return:
Trading Symbol	AASOX
Class I-2 Prospectus | Alger Growth & Income Portfolio | Alger Growth & Income Portfolio Class I-2
Risk/Return:
Trading Symbol	AIGOX
Class I-2 Prospectus | Alger Balanced Portfolio | Alger Balanced Portfolio Class I-2
Risk/Return:
Trading Symbol	ABLOX